SHAREHOLDERS' EQUITY (DEFICIENCY) - Warrants (Details) - shares		1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 15, 2021	Nov. 30, 2020	Apr. 30, 2020	Jul. 31, 2019	Jun. 30, 2022	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2016
SHAREHOLDERS' DEFICIENCY
Warrants exercised on cashless basis	9,053	67,897	879,609	651,067	1,509,176	5,377,174	9,053
Warrant term				4 years							7 years
Warrant exercised	9,053	90,529	879,609
Warrants outstanding (in shares)					2,371,601				718,964	728,017
HekaBio K.K. [Member]
SHAREHOLDERS' DEFICIENCY
Warrant term				4 years
Number of warrants converted								3,880,777